STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)			12 Months Ended
		Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Number of Shares Outstanding		90,000	75,000	90,000
Weighted Average Exercise Price Outstanding (in Dollars per share)		$ 0.34	$ 0.41	$ 0.34
Weighted Average Remaining Contractual Life Outstanding		4 years 36 days	2 years 259 days	3 years 36 days
Aggregat Intrinsic Value Outstanding (in Dollars)		$ 3,150	$ 82,000	$ 10,350
Number of Shares Exercisable	[1]		75,000
Weighted Average Exercise Price Exercisable (in Dollars per share)	[1]		$ 0.41
Weighted Average Remaining Contractual Life Exercisable	[1]		2 years 259 days
Aggregat Intrinsic Value Exercisable (in Dollars)	[1]		$ 82,000
Number of Shares Granted			0	0
Number of Shares Exercised			(15,000)	0
Weighted Average Exercise Price Exercised (in Dollars per share)			$ 0.01
Number of Shares Forfeited or cancelled			0	0

[1]	Of the 75,000 options still active as of December 31, 2016: (i) 10,000 expire at 11-2-2017; (ii) 15,000 expire at 12-31-2018; (iii) 30,000 expire at 11-6-2019; and, (iv) 20,000 expire at 12-23-2020.